COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2015 USD ($)
Commitments And Contingencies Details
2016	$ 163,685
2017	168,781
2018	122,390
2019 and thereafter	25,499
Total minimum lease payments	$ 480,355